Property, Plant and Equipment - Summary of Property, Plant and Equipment Depreciated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2025
Bottom of range [member] | Land Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	5
Bottom of range [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	2
Bottom of range [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	2
Bottom of range [member] | Buildings and improvements [member] | Main plant buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	10
Bottom of range [member] | Buildings and improvements [member] | Cleanrooms [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	10
Bottom of range [member] | Buildings and improvements [member] | Others [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	3
Top of range [member] | Land Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	30
Top of range [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	20
Top of range [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	25
Top of range [member] | Buildings and improvements [member] | Main plant buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	55
Top of range [member] | Buildings and improvements [member] | Cleanrooms [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	20
Top of range [member] | Buildings and improvements [member] | Others [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment useful lives	24